Notes Payable and Convertible Notes Payable (Details) - USD ($)																	1 Months Ended					3 Months Ended			9 Months Ended			10 Months Ended	12 Months Ended
	May 31, 2025	May 01, 2025	Apr. 03, 2025	Jan. 31, 2025	Jul. 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Feb. 15, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	May 31, 2023	Jan. 31, 2023	Oct. 31, 2022	May 31, 2025	Oct. 31, 2024	Nov. 30, 2023	Aug. 10, 2023	Dec. 31, 2022	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2025	Nov. 30, 2024	Sep. 30, 2024	Oct. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Aug. 28, 2025	Feb. 05, 2025	Feb. 12, 2024	Feb. 28, 2022	Jun. 30, 2012
Notes Payable and Convertible Notes Payable [Line Items]
Notes payable										$ 1,370,009				$ 692,857						$ 122,873	$ 507,136	$ 1,370,009			$ 1,370,009				$ 1,370,009	$ 1,370,009
Principal amount of note							$ 640,000			107,136	$ 640,000								$ 640,000										628,708	107,136			$ 50,000
Percentage of common stock			85.00%														85.00%
Extinguishment of debt																									(117,217)
Note payable												$ 100,000		$ 1,232,857				$ 106,800			828,344							$ 100,000	578,708
Interest expense																						32,643	16,815		59,203		16,815		56,794	15,714
Amortization of debt discount																						197,327			312,456		15,000		$ 15,000	469,514
Reclassification amount																			$ 640,000											640,000
Shares issued (in Shares)												10,000						5,000
Interest rate												8.00%								8.00%								8.00%
Debt instruments																													10.00%
Fund received									$ 40,000																					$ 222,873
Amount of debt original issue discount									$ 15,000
Percentage of guaranteed interest									10.00%
Amount of guaranteed interest									$ 5,000
Number of warrant purchased (in Shares)					25,413			26,407
Indebtedness they held					$ 1
Per share (in Dollars per share)														$ 11				$ 21.36
Percentage of beneficial ownership																													9.99%
Price per share (in Dollars per share)							$ 25			$ 0.37				$ 11																$ 0.37		$ 15.74
Face amount														$ 62,987	$ 100,000
Original issue discount amount																													$ 578,708
Net proceeds											$ 70,000	$ 70,000													750,000		$ 524,000		618,708	240,000
Total debt discount															$ 30,000
Shares converted (in Shares)										9,547	9,547								9,546									9,546
Bonus shares (in Shares)										620	620
Fair value of notes										$ 11,098	$ 11,098	$ 11,098
Fair value													$ 114,560
Notes issued							$ 100,000									$ 440,000
Convertible notes																														540,000
Shares of common stock (in Shares)												62,000	6,400						62,000
Number of common stock issuable (in Shares)							20,800
Debt extinguishment							$ 520,000
Exercise price per share (in Dollars per share)					$ 0.3
Inducement expense					$ 377,774
Aggregate amount														342,857																1,040,000
Amount of debt														$ 342,857
Various notes payable										$ 400,000																				400,000
Debt discount																													15,000	$ 469,514
Warrant [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Maturity date								Jul. 16, 2026
Number of warrant purchased (in Shares)					2			2
Indebtedness they held								$ 1
Per share (in Dollars per share)								$ 30
Exercise price per share (in Dollars per share)					$ 30
Notes Payable - Net [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Notes payable																						1,270,009			$ 1,270,009				$ 1,370,000
Maturity date																									Sep. 30, 2025
Debt instrument principal amount		$ 100,000
Accrued interest		$ 12,603
Conversion price per share (in Dollars per share)												$ 17.9																$ 17.9
Shares issued (in Shares)												10,000
Fair value												$ 179,000																$ 179,000
Notes issued in 2024 [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Principal amount of note																										$ 578,708
Interest rate per annum																										8.00%			8.00%
Conversion price per share (in Dollars per share)																										$ 0.1			$ 10
Note issued in 2025 [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Principal amount of note	$ 650,000			$ 100,000													$ 650,000
Interest rate per annum				8.00%													8.00%
Conversion price per share (in Dollars per share)				$ 0.1
Percentage of shares	85.00%		85.00%														85.00%
Conversion rate	85.00%		85.00%
Debt converted																									$ 1,070,788
Extinguishment of debt																									(117,217)
Note payable																						$ 687,593			$ 687,593				$ 578,708
Percentage of original debt instruments																						10.00%			10.00%
Notes Payable - Net [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Maturity date																		Apr. 01, 2025
Notes Due August 2024 [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Notes payable																																		$ 507,136	$ 507,136
Note Issued In Two Thousand Twenty Three [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Principal amount of note											105,000	105,000							$ 105,000									105,000
Conversion price per share (in Dollars per share)																													$ 17.9
Debt instruments															20.00%
Original issue discount amount											$ 35,000	35,000			$ 30,000				$ 35,000									35,000
Fair value												$ 179,000																$ 179,000
Note Issued in 2023 [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)													$ 17.9	$ 11
Debt instrument term																			1 month
Note Issued in 2023 [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)												$ 17.9																$ 17.9
Notes issued															100,000
Modification of October Two Thousand Twenty-Two Notes [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Convertible notes																$ 440,000
Notes Due April 2024 [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Notes issued						$ 640,000
First Inducement [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)										$ 11				$ 11																$ 11
Convertible notes														$ 350,000
Inducement expense																														$ 102,857
Second Inducement [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Inducement expense																														$ 186,160
Maturity date																														April 2024
Convertible Notes Payable Two [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Interest rate per annum																													8.00%
Modification and Extinguishment [Member] | Note issued in 2025 [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Extinguishment of debt																									$ 117,217
Modification of December 2022 Notes [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Convertible notes																					$ 100,000
Note Issued In Two Thousand Twenty Three [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Per share (in Dollars per share)																													$ 11
Convertible Notes Payable [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Shares issued (in Shares)																														10,400
Fair value										$ 186,160																				$ 186,160
Convertible Debt [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Price per share (in Dollars per share)																													$ 10
Common Stock [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Shares issued (in Shares)																							7,500						7,500
Per share (in Dollars per share)										$ 11																				$ 11
Price per share (in Dollars per share)																															$ 6
Net proceeds															$ 70,000
Number of common stock issuable (in Shares)																								20,800						73,154
Common Stock [Member] | First Inducement [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Note payable										$ 102,857																				$ 102,857
Common Stock [Member] | Second Inducement [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Conversion options closing price										$ 17.9																				$ 17.9
Common Stock [Member] | Convertible Notes Payable Two [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Conversion price per share (in Dollars per share)										$ 186,160																				$ 186,160
Convertible Notes Payable [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Note payable														$ 692,857
Shares issued (in Shares)														62,987
Convertible Notes Payable [Member] | Note issued in 2025 [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Debt converted																									$ 953,571
Note Modifications [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Notes issued													$ 540,000
First Inducement [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Debt converted														$ 692,857
Convertible Debt [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Note payable										$ 640,000																				$ 640,000
Third Inducement [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Note payable												$ 105,000																$ 105,000
Convertible Notes Payable One [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Note payable										$ 105,000																				$ 105,000
Common Stock [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Shares issued (in Shares)																		5,000
Common stock repurchased (in Shares)																				1,711,628
Minimum [Member] | Warrant [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Warrants exercisable (in Shares)					16
Minimum [Member] | Notes Payable - Net [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Various interest rates																									0.00%
Maximum [Member] | Warrant [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Warrants exercisable (in Shares)					25,413
Maximum [Member] | Notes Payable - Net [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Various interest rates																									12.00%
Note Modifications [Member]
Notes Payable and Convertible Notes Payable [Line Items]
Principal amount of note													$ 640,000